UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 15.7%
Auto Components 0.9%
Gentex Corp.	29,800	880,888
Diversified Consumer Services 0.6%
Capella Education Co.* (a)	8,500	565,930
Hotels Restaurants & Leisure 1.3%
Buffalo Wild Wings, Inc.* (a)	20,790	911,641
Red Robin Gourmet Burgers, Inc.* (a)	19,500	418,665

		1,330,306
Internet & Catalog Retail 0.2%
Mecox Lane Ltd. (ADR)* (a)	25,306	187,517
Media 1.4%
Cinemark Holdings, Inc.	77,900	1,342,996
Specialty Retail 8.4%
Advance Auto Parts, Inc.	21,400	1,415,610
Children's Place Retail Stores, Inc.*	24,700	1,226,108
DSW, Inc. "A"* (a)	42,300	1,653,930
Guess?, Inc.	33,800	1,599,416
hhgregg, Inc.* (a)	48,200	1,009,790
Urban Outfitters, Inc.* (a)	36,800	1,317,808

		8,222,662
Textiles, Apparel & Luxury Goods 2.9%
Carter's, Inc.* (a)	24,200	714,142
Deckers Outdoor Corp.* (a)	13,671	1,090,126
True Religion Apparel, Inc.* (a)	46,500	1,035,090

		2,839,358
Consumer Staples 3.0%
Food Products
Diamond Foods, Inc. (a)	25,800	1,372,044
Green Mountain Coffee Roasters, Inc.* (a)	45,900	1,508,274

		2,880,318
Energy 8.8%
Energy Equipment & Services 2.5%
Complete Production Services, Inc.*	28,738	849,208
Dril-Quip, Inc.*	21,014	1,633,208

		2,482,416
Oil, Gas & Consumable Fuels 6.3%
Carrizo Oil & Gas, Inc.* (a)	40,157	1,385,015
Clean Energy Fuels Corp.* (a)	29,200	404,128
Cloud Peak Energy, Inc.*	27,160	630,927
Concho Resources, Inc.* (a)	13,050	1,144,093
Northern Oil & Gas, Inc.* (a)	51,400	1,398,594
Rosetta Resources, Inc.*	30,845	1,161,006

		6,123,763
Financials 5.6%
Capital Markets 1.2%
Stifel Financial Corp.* (a)	19,300	1,197,372
Commercial Banks 0.9%
Prosperity Bancshares, Inc.	21,800	856,304
Consumer Finance 1.8%
Dollar Financial Corp.* (a)	62,674	1,794,357
Diversified Financial Services 1.7%
Portfolio Recovery Associates, Inc.* (a)	21,551	1,620,635
Health Care 19.6%
Biotechnology 5.7%
Alexion Pharmaceuticals, Inc.* (a)	13,353	1,075,584
Halozyme Therapeutics, Inc.* (a)	117,000	926,640
Human Genome Sciences, Inc.* (a)	21,656	517,362
ImmunoGen, Inc.* (a)	73,200	677,832
Onyx Pharmaceuticals, Inc.*	13,888	512,051
Regeneron Pharmaceuticals, Inc.* (a)	35,400	1,162,182
United Therapeutics Corp.* (a)	11,300	714,386

		5,586,037
Health Care Equipment & Supplies 3.3%
Accuray, Inc.*	95,416	644,058
Kinetic Concepts, Inc.* (a)	25,500	1,067,940
NxStage Medical, Inc.*	20,755	516,384
Thoratec Corp.* (a)	34,700	982,704

		3,211,086
Health Care Providers & Services 2.4%
ExamWorks Group, Inc.* (a)	30,511	563,843
Gentiva Health Services, Inc.*	34,900	928,340
Universal American Financial Corp.	43,465	888,859

		2,381,042
Health Care Technology 2.0%
SXC Health Solutions Corp.*	45,610	1,954,845
Life Sciences Tools & Services 1.2%
ICON PLC (ADR)*	29,377	643,356
QIAGEN NV* (a)	24,288	474,831

		1,118,187
Pharmaceuticals 5.0%
Auxilium Pharmaceuticals, Inc.* (a)	22,272	469,939
Flamel Technologies SA (ADR)*	67,619	462,514
Par Pharmaceutical Companies, Inc.*	27,900	1,074,429
Questcor Pharmaceuticals, Inc.* (a)	157,700	2,322,921
VIVUS, Inc.* (a)	62,219	582,992

		4,912,795
Industrials 15.8%
Aerospace & Defense 2.6%
AAR Corp.*	43,514	1,195,330
BE Aerospace, Inc.*	35,840	1,327,155

		2,522,485
Commercial Services & Supplies 0.9%
EnerNOC, Inc.* (a)	36,300	867,933
Construction & Engineering 0.5%
MYR Group, Inc.* (a)	25,000	525,000
Electrical Equipment 1.4%
General Cable Corp.* (a)	38,639	1,355,842
Machinery 6.2%
Altra Holdings, Inc.*	16,918	335,991
Ampco-Pittsburgh Corp.	23,120	648,516
Badger Meter, Inc. (a)	22,775	1,007,111
Columbus McKinnon Corp.*	31,576	641,624
RBC Bearings, Inc.* (a)	36,186	1,414,149
Sauer-Danfoss, Inc.*	27,522	777,497
Terex Corp.* (a)	41,200	1,278,848

		6,103,736
Professional Services 2.1%
FTI Consulting, Inc.* (a)	19,459	725,432
TrueBlue, Inc.*	75,567	1,359,450

		2,084,882
Road & Rail 1.2%
Genesee & Wyoming, Inc. "A"*	21,525	1,139,749
Trading Companies & Distributors 0.9%
United Rentals, Inc.* (a)	37,007	841,909
Information Technology 24.3%
Communications Equipment 3.6%
Aruba Networks, Inc.*	22,802	476,106
Comverse Technology, Inc.*	71,073	515,990
Polycom, Inc.*	26,224	1,022,212
Riverbed Technology, Inc.* (a)	31,302	1,100,891
Sycamore Networks, Inc. (a)	18,300	376,797

		3,491,996
Electronic Equipment, Instruments & Components 0.7%
Itron, Inc.*	12,570	697,006
Internet Software & Services 3.4%
Digital River, Inc.* (a)	31,735	1,092,318
GSI Commerce, Inc.* (a)	38,539	894,105
MercadoLibre, Inc.* (a)	13,629	908,373
NIC, Inc.	46,800	454,428

		3,349,224
IT Services 6.9%
Cardtronics, Inc.*	46,200	817,740
FleetCor Technologies, Inc.*	21,206	655,690
Forrester Research, Inc.	43,300	1,528,057
iGATE Corp. (a)	74,083	1,460,176
iSoftStone Holdings Ltd. (ADR)*	28,508	517,990
Syntel, Inc.	20,325	971,332
Telvent GIT SA* (a)	28,800	760,896

		6,711,881
Semiconductors & Semiconductor Equipment 3.4%
Atheros Communications* (a)	13,636	489,805
Cavium Networks, Inc.* (a)	34,078	1,284,059
Netlogic Microsystems, Inc.* (a)	25,300	794,673
Novellus Systems, Inc.*	22,978	742,649

		3,311,186
Software 6.3%
CommVault Systems, Inc.*	32,614	933,413
Concur Technologies, Inc.* (a)	29,076	1,509,917
NICE Systems Ltd. (ADR)*	25,640	894,836
QLIK Technologies, Inc.* (a)	20,799	536,822
Sourcefire, Inc.* (a)	16,600	430,438
Taleo Corp. "A"* (a)	34,147	944,165
TiVo, Inc.* (a)	32,603	281,364
VanceInfo Technologies, Inc. (ADR)*	17,238	595,400

		6,126,355
Materials 5.0%
Chemicals 1.8%
Solutia, Inc.* (a)	46,648	1,076,635
STR Holdings, Inc.* (a)	35,617	712,340

		1,788,975
Metals & Mining 2.2%
Molycorp, Inc.* (a)	15,231	760,027
Randgold Resources Ltd. (ADR)	3,300	271,689
Thompson Creek Metals Co., Inc.*	78,900	1,161,408

		2,193,124
Paper & Forest Products 1.0%
Schweitzer-Mauduit International, Inc.	14,752	928,196

Total Common Stocks (Cost $67,481,442)		95,528,293
Warrants 0.0%
Information Technology
Lantronix, Inc., Expiration Date 2/9/2011* (Cost $0)	865	0
Securities Lending Collateral 45.2%
Dailly Assets Fund Institutional, 0.27% (b) (c) (Cost $44,133,007)	44,133,007	44,133,007
Cash Equivalents 3.1%
Central Cash Management Fund, 0.19% (b) (Cost $3,066,333)	3,066,333	3,066,333

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $114,680,782) †	146.1	142,727,633
Other Assets and Liabilities, Net	(46.1)	(45,059,790)

Net Assets	100.0	97,667,843

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $114,988,248. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $27,739,385. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,111,884 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,372,499.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $42,678,954 which is 43.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$95,528,293	$—	$—	$95,528,293
Warrants	—	—	0	0
Short-Term Investments(d)	47,199,340	—	—	47,199,340
Total	$142,727,633	$—	$0	$142,727,633

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Warrants
Balance as of September 30, 2010	$0
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Net purchase (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of December 31, 2010	$0
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2010	$0

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011